Trading portfolio (Table)	12 Months Ended
Dec. 31, 2020
12. Trading Portfolio
Trading portfolio assets
	Trading portfolio assets		Trading portfolio liabilities
	2020	2019	2020	2019
	£m	£m	£m	£m
Debt securities and other eligible bills	56,482	52,739	(30,102)	(23,741)
Equity securities	62,192	56,000	(17,303)	(13,175)
Traded loans	8,348	5,378	-	-
Commodities	928	78	-	-
Trading portfolio assets/(liabilities)	127,950	114,195	(47,405)	(36,916)